Vessels, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
VESSELS, NET [Abstract]
Balance - Cost	$ 1,239,257	$ 1,194,603	$ 853,410
Additions - Cost	44,654	341,193
Balance - Accumulated Depreciation	(193,098)	(168,450)	(132,019)
Additions - Accumulated Depreciation	(24,648)	(36,431)
Balance - Net Book Value	1,046,159	1,026,153	721,391
Additions - Net Book Value	$ 20,006	$ 304,762